Related Party Transactions - Balance Sheet Disclosure (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Assets	$ 24.1	$ 39.5	$ 39.5	$ 24.2
Liabilities	158.1	536.7	536.7	517.9
ING V
Related Party Transaction [Line Items]
Assets	0.4	0.3	0.3	0.4
Liabilities	150.1	501.9	501.9	502.1
ING Group
Related Party Transaction [Line Items]
Assets	8.9	3.4	3.4	0.4
Liabilities	0.9	0.1	0.1
ING Bank N.V.
Related Party Transaction [Line Items]
Assets	10.2	33.6	33.6	13.7
Liabilities	5.1	33.6	33.6	14.7
Other
Related Party Transaction [Line Items]
Assets	4.6	2.2	2.2	9.7
Liabilities	$ 2.0	$ 1.1	$ 1.1	$ 1.1